OTHER ASSETS AND OTHER LIABILITIES (Details 5) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in investment property [abstract]
Ending Balance	S/ 440,234	S/ 458,855
Impairment loss	1,060	0
Cost
Changes in investment property [abstract]
Begining Balance	498,625	550,606
Additions	49,519	9,217
Transfers	0	66,856
Sales	(16,165)	(89,897)
Disposals and other	(47,197)	(38,157)
Ending Balance	484,782	498,625
Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	39,770	45,679
Sales	(3,154)	(6,277)
Disposals and other	(533)	(6,072)
Depreciation for the year	7,405	6,440
Ending Balance	43,488	39,770
Lands
Changes in investment property [abstract]
Disposals and other	2,400	34,500
Ending Balance	221,800
Impairment loss	689
Lands | Cost
Changes in investment property [abstract]
Begining Balance	237,214
Additions	28,433
Transfers	0
Sales	(10,934)
Disposals and other	(32,224)
Ending Balance	222,489
Lands | Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	0
Sales	0
Disposals and other	0
Depreciation for the year	0
Ending Balance	0
Building
Changes in investment property [abstract]
Disposals and other	2,600	S/ 34,000
Ending Balance	218,434
Impairment loss	371
Building | Cost
Changes in investment property [abstract]
Begining Balance	261,411
Additions	21,086
Transfers	0
Sales	(5,231)
Disposals and other	(14,973)
Ending Balance	262,293
Building | Accumulated depreciation
Changes in investment property [abstract]
Begining Balance	39,770
Sales	(3,154)
Disposals and other	(533)
Depreciation for the year	7,405
Ending Balance	S/ 43,488